SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable (Details)	12 Months Ended
Dec. 31, 2017
Accounts Receivable
Threshold period past due for general reserve factor	120 days
Threshold period past due write off	180 days
Minimum
Accounts Receivable
Period of Mortgage Receivable Including Interest	5 years
Maximum
Accounts Receivable
Period of Mortgage Receivable Including Interest	15 years